Exhibit 99.1
KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
BofA Securities, Inc.
Barclays Capital Inc.
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: Navient Private Education Refi Loan Trust 2021-C – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “NAVSL 2021-C Loan Tape 1B.xlsx” (the “Data File”), provided by the Company on April 15, 2021, containing certain information related to 15,582 student loans (the “Student Loans”) as of April 11, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Refi Loan Trust 2021-C. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts were within $1.00 and First Payment Dates were within two (2) days.

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans (defined below).

•	The term “CARES System” means the Company’s internal servicing system containing certain information regarding the financial history of the Selected Student Loans.

•
The term “Earnest Internal Tool Account Number Page” means a screenshot containing certain information from the Company’s internal loan account overview system (e.g. repayment schedule, payment history, interest rate, original loan balance, etc.) for the Selected Student Loans.

•
The term “Verify Report Page” means a screenshot containing certain information from the Company’s internal application verification tool such as: school type, school name, and school degree for the Selected Student Loans.

•
The term “Application Underwriting Snapshot Page” means a screenshot containing information from the Company’s internal application underwriting tool related to education degree and school name for the Selected Student Loans.

•
The term “Title IV Federal School Code List” means a listing identifying schools in the United States participating in the Title IV federal student aid programs that we were instructed by the Company to download from the “Federal Student Aid Website” (https://ifap.ed.gov/ilibrary/document-types/federal- school-code-list).

•
The term “Accredited Programs List” means a listing identifying accredited schools issued by the U.S. Department of Education’s Office of Post-secondary Education (OPE) that we were instructed by the Company to download from the “Database of Accredited Postsecondary Institutions and Programs Website” (https://ope.ed.gov/accreditation/).

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information of certain Selected Student Loans extracted from the FDR System.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.

•
The term “Loan File” means any file containing some or all of the following documents, as applicable, for each of the Selected Student Loans: Loan Agreement, Earnest Internal Tool Account Number Page, Verify Report Page, Application Underwriting Snapshot Page, Title IV Federal School Code List, Accredited Programs List, Amortized Payment History Schedule, “Principal” field in the CARES System, and the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen, #CU4 Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CS Screen, #NM ST Screen, #NPO Screen, #HDI Screen, and Enterprise Data Warehouse (“EDW”) query from the FDR System. The Loan File was represented by the Company to be a copy of the original Loan File or electronic records contained within the respective system or website.

We were instructed by the Company to perform the following agreed-upon procedures on the Student Loans in the Data File.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 359 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

2

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File to or using the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attributes	Loan File / Instructions

Loan Number	Earnest Internal Tool Account Number Page or “ACCOUNT NUMBER” field on #CU4 Screen

Loan Type	Loan Agreement, Earnest Internal Tool Account Number Page

Borrower State	”Address” field on #BS1 Screen or any notations related to address changes on #CIS Screen

Interest Rate
“INT RT” column on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen, EDW query for interest rate with borrower benefit related information

Payment Frequency	“MISC 13” field on #NM CS Screen, “PREV AUTO FLAG” field on #CMS Screen and Instructions

Loan Status	“CURR LOAN STAT” column on #EDH Screen and “MISC FIELD 2” column on #BS3 Screen, notation of status change on #CIS Screen, “ORIG STMT STATUS” field on #ED2 Screen and Instructions

First Payment Date	“RPMT BEGIN DT” field on #EDH Screen or “1st ACTIVE DATE” field on #BS5 Screen

Original Loan Balance
“FINANCIAL INSTITUTION” field on #NM CC Screen

For Selected Student Loans without Original Loan Balance information in the FDR System: “Amount Financed” field in the “Overview” section of the Earnest Internal Tool Account Number Page, “Amount” column corresponding to the “deposit” and the “return_of_proceeds” in the “Type” column of the “Loan Transaction” section of the Earnest Internal Tool Account Number Page

Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “DISBURSEMENT” and “ADJUSTMENT” fields on #CSS Screen or #CDS Screen or “MEMO TEXT” field on #CMS Screen, “RETRO PROCESSING” field on #ED2 Screen, “Interest Rate” field on #CSS Screen, CYCLE DATE on #EDH Screen, “PAYMENT” fields on #CSS Screen or #CDS Screen, “Principal” field in the CARES system, and Instructions

Original Maturity Date	“MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO

3

Attributes	Loan File / Instructions

Screen, notation of status change on #CIS Screen

School Type	“Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and Instructions

School Name
“Verified School Name” field in the “Educations” section of the Verify Report Page, “Underwritten Education School Name” field in the Application Underwriting Snapshot Page, and Instructions.

Observe the School Name appeared in the Title IV Federal Student Aid Programs utilizing the Instructions.

School Degree	“Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and Instructions.

Original FICO	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen

There were no conclusions that resulted from the procedures.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 15,582 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on information included in the Data File, Loan Files, and Instructions, without verification or evaluation of such information or Instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the Instructions (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

4

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
May 7, 2021

5

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2021C001	39	2021C039	77	2021C077	115	2021C115	153	2021C153
2	2021C002	40	2021C040	78	2021C078	116	2021C116	154	2021C154
3	2021C003	41	2021C041	79	2021C079	117	2021C117	155	2021C155
4	2021C004	42	2021C042	80	2021C080	118	2021C118	156	2021C156
5	2021C005	43	2021C043	81	2021C081	119	2021C119	157	2021C157
6	2021C006	44	2021C044	82	2021C082	120	2021C120	158	2021C158
7	2021C007	45	2021C045	83	2021C083	121	2021C121	159	2021C159
8	2021C008	46	2021C046	84	2021C084	122	2021C122	160	2021C160
9	2021C009	47	2021C047	85	2021C085	123	2021C123	161	2021C161
10	2021C010	48	2021C048	86	2021C086	124	2021C124	162	2021C162
11	2021C011	49	2021C049	87	2021C087	125	2021C125	163	2021C163
12	2021C012	50	2021C050	88	2021C088	126	2021C126	164	2021C164
13	2021C013	51	2021C051	89	2021C089	127	2021C127	165	2021C165
14	2021C014	52	2021C052	90	2021C090	128	2021C128	166	2021C166
15	2021C015	53	2021C053	91	2021C091	129	2021C129	167	2021C167
16	2021C016	54	2021C054	92	2021C092	130	2021C130	168	2021C168
17	2021C017	55	2021C055	93	2021C093	131	2021C131	169	2021C169
18	2021C018	56	2021C056	94	2021C094	132	2021C132	170	2021C170
19	2021C019	57	2021C057	95	2021C095	133	2021C133	171	2021C171
20	2021C020	58	2021C058	96	2021C096	134	2021C134	172	2021C172
21	2021C021	59	2021C059	97	2021C097	135	2021C135	173	2021C173
22	2021C022	60	2021C060	98	2021C098	136	2021C136	174	2021C174
23	2021C023	61	2021C061	99	2021C099	137	2021C137	175	2021C175
24	2021C024	62	2021C062	100	2021C100	138	2021C138	176	2021C176
25	2021C025	63	2021C063	101	2021C101	139	2021C139	177	2021C177
26	2021C026	64	2021C064	102	2021C102	140	2021C140	178	2021C178
27	2021C027	65	2021C065	103	2021C103	141	2021C141	179	2021C179
28	2021C028	66	2021C066	104	2021C104	142	2021C142	180	2021C180
29	2021C029	67	2021C067	105	2021C105	143	2021C143	181	2021C181
30	2021C030	68	2021C068	106	2021C106	144	2021C144	182	2021C182
31	2021C031	69	2021C069	107	2021C107	145	2021C145	183	2021C183
32	2021C032	70	2021C070	108	2021C108	146	2021C146	184	2021C184
33	2021C033	71	2021C071	109	2021C109	147	2021C147	185	2021C185
34	2021C034	72	2021C072	110	2021C110	148	2021C148	186	2021C186
35	2021C035	73	2021C073	111	2021C111	149	2021C149	187	2021C187
36	2021C036	74	2021C074	112	2021C112	150	2021C150	188	2021C188
37	2021C037	75	2021C075	113	2021C113	151	2021C151	189	2021C189
38	2021C038	76	2021C076	114	2021C114	152	2021C152	190	2021C190

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-1

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2021C191	229	2021C229	267	2021C267	305	2021C305	343	2021C343
192	2021C192	230	2021C230	268	2021C268	306	2021C306	344	2021C344
193	2021C193	231	2021C231	269	2021C269	307	2021C307	345	2021C345
194	2021C194	232	2021C232	270	2021C270	308	2021C308	346	2021C346
195	2021C195	233	2021C233	271	2021C271	309	2021C309	347	2021C347
196	2021C196	234	2021C234	272	2021C272	310	2021C310	348	2021C348
197	2021C197	235	2021C235	273	2021C273	311	2021C311	349	2021C349
198	2021C198	236	2021C236	274	2021C274	312	2021C312	350	2021C350
199	2021C199	237	2021C237	275	2021C275	313	2021C313	351	2021C351
200	2021C200	238	2021C238	276	2021C276	314	2021C314	352	2021C352
201	2021C201	239	2021C239	277	2021C277	315	2021C315	353	2021C353
202	2021C202	240	2021C240	278	2021C278	316	2021C316	354	2021C354
203	2021C203	241	2021C241	279	2021C279	317	2021C317	355	2021C355
204	2021C204	242	2021C242	280	2021C280	318	2021C318	356	2021C356
205	2021C205	243	2021C243	281	2021C281	319	2021C319	357	2021C357
206	2021C206	244	2021C244	282	2021C282	320	2021C320	358	2021C358
207	2021C207	245	2021C245	283	2021C283	321	2021C321	359	2021C359
208	2021C208	246	2021C246	284	2021C284	322	2021C322
209	2021C209	247	2021C247	285	2021C285	323	2021C323
210	2021C210	248	2021C248	286	2021C286	324	2021C324
211	2021C211	249	2021C249	287	2021C287	325	2021C325
212	2021C212	250	2021C250	288	2021C288	326	2021C326
213	2021C213	251	2021C251	289	2021C289	327	2021C327
214	2021C214	252	2021C252	290	2021C290	328	2021C328
215	2021C215	253	2021C253	291	2021C291	329	2021C329
216	2021C216	254	2021C254	292	2021C292	330	2021C330
217	2021C217	255	2021C255	293	2021C293	331	2021C331
218	2021C218	256	2021C256	294	2021C294	332	2021C332
219	2021C219	257	2021C257	295	2021C295	333	2021C333
220	2021C220	258	2021C258	296	2021C296	334	2021C334
221	2021C221	259	2021C259	297	2021C297	335	2021C335
222	2021C222	260	2021C260	298	2021C298	336	2021C336
223	2021C223	261	2021C261	299	2021C299	337	2021C337
224	2021C224	262	2021C262	300	2021C300	338	2021C338
225	2021C225	263	2021C263	301	2021C301	339	2021C339
226	2021C226	264	2021C264	302	2021C302	340	2021C340
227	2021C227	265	2021C265	303	2021C303	341	2021C341
228	2021C228	266	2021C266	304	2021C304	342	2021C342

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-2

Exhibit B – Instructions

Attribute	Instructions
Payment Frequency	Payment Frequency is considered to be:

	•	“Bi-Weekly” if the 45th position of the “MISC 13” field on the #NM CS Screen is “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “0,”

	•	“Monthly” if the 45th position of the “MISC 13” field on the #NM CS Screen is not “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “A.”
Loan Status	Loan Status is considered to be “active” if:

	(i)	the “CURR LOAN STAT” field on the #EDH Screen is “RPMT” and the “MISC FIELD 2” column on the #BS3 Screen is “D0000,”

	(ii)	the “CURR LOAN STAT” field on the #EDH Screen is “FORB, FORD, or SSFP” and the “MISC FIELD 2” column on the #BS3 Screen is “P0000” or,

	(iii)	the “STAT” column on the #EDH Screen does not begin with letter “P.”
Current Principal Balance	Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):

	a)	Compare to the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.

	b)	Compare to the amount in the “CUR BAL” field on the #BS Screen.

	c)	Compare to the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

	d)	Recompute the Current Principal Balance as follows:

i.
Add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the “ADJUSTMENT” field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the “MEMO TEXT” field on the #CMS Screen);

ii.
Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either (1) subtracting the recalculated accrued interest (“Interest Rate” field on the #CSS Screen multiplied by the number of days from the start of the CYCLE DATE on the #EDH Screen to the day before the date of the first Payment under the “PAYMENT”

B-1

Exhibit B – Instructions

Attribute	Instructions

field on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” column on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, or (2) under the “Principal” field in the CARES system; and,

	iii.	Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.
School Type
School Type is considered to be “No” (not undergraduate) if the school name in the “underwritten_education_ school_ name” field in the Data File indicates either (i) the underwritten school is a high school or (ii) “NULL” and the “is_parent_plus” field in the Data File indicates “Yes.”

School Name
School Name is considered to be “NULL” if (i) the school name in the “underwritten_education_school_name” field in the Data File is “NULL,” and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

School Name appearing in Title IV Federal Aid Programs	Instructions are listed in order of priority until the attribute was agreed:
	a)	Compare the school name under the “underwritten_education_school_name” field in the Data File to the corresponding information on the Title IV Federal School Code List.

b)
Compare the U.S. Department of Education’s Office of Postsecondary
Education (OPE) code under the “underwritten_ education_opeid” field in the Data File to the “SchoolCode” field in the Title IV Federal School Code List.

	c)	Observe whether the school name under the “underwritten_education_ school_name” field in the Data File appeared in the “Institution_Name” field in the Accredited Programs List.

d)
Observe whether the school name under the “underwritten_education_ school_name” field in the Data File appears in the “Verified School Name” field in the “Educations” section of the Verify Report Page or “Underwritten Education School Name” field in the Application Underwriting Snapshot Page for “Earnest Refi” loans.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicates the underwritten school is a high school or “NULL,” observe if the “is_parent_plus” field in the Data File indicates “Yes,” which represents Parent Plus loan and therefore the parent’s highest achieved education was used to originate the loan. If the highest achieved education is high school or “NULL,” the parent did not possess a collegiate degree, and there would be no corresponding OPE code for the loan within the Title IV Federal School Code List or Accredited Programs List. In the event the school name in the “underwritten_education_school_name” field in the Data File indicates the school is a satellite campus, but the Title IV

B-2

Exhibit B – Instructions

Attribute	Instructions

Federal School Code List or the Accredited Programs List designation is not available at the satellite campus level, compare the name of the college or university to which the satellite campus relates to the Title IV Federal School Code List or the Accredited Programs List.

School Degree	School Degree is considered to be:
•
“Masters” or “MD” if the “Degree” field in the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “medical_other” or “DO,” respectively.

• “NULL” if (i) the school name in the “underwritten_education_ degree” field in the Data File is “NULL,” and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

B-3